Employee benefits - Actuarial assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits.
Discount rate as at December, 31	9.50%	7.75%	8.75%
Rate for future salary increases	4.50%	4.50%	4.50%
Social security wage increase rate	3.50%	3.50%	3.50%